o 111 P-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                               FRANKLIN MONEY FUND
                             DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank
& Trust.

II. The following is added after the "Commercial paper" paragraph on page 2 in the "Principal Investments" section:

Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

III. The section "Minimum investments" on page 10 is replaced with the following:

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                                 INITIAL       ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                                 $1,000        $50
------------------------------------------------------------------------------
Automatic investment plans                       $50 ($25 for  $50 ($25 for
                                                 an Education  an Education
                                                 IRA)          IRA)
------------------------------------------------------------------------------
UGMA/UTMA accounts                               $100          $50
------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education IRAs  no minimum    no minimum
or Roth IRAs)
------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth IRAs $250          $50
------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs    $250          $50
------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their
immediate family members                         $100          $50
------------------------------------------------------------------------------
  PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                             STATE OR JURISDICTION.

IV. The section "Account Application" on page 11 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 12). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. Effective July 3, 2000, the following is added to the section "Buying shares" on page 11:

--------------------------------------------------------------------------------
[Insert graphic of phone] If you have another          Before requesting a
BY PHONE                  Franklin Templeton account   telephone purchase,
                          with your bank account       please make sure we have
(Up to $100,000 per day)  information on file, you     your bank account
1-800/632-2301            may open a new account by    information on file. If
                          phone. The accounts must be  we do not have this
                          identically registered.      information, you will
                                                       need to send written
                          To make a same day           instructions with your
                          investment, please call us   bank's name and address,
                          by 3:00 p.m. Pacific time.   a voided check or
                                                       savings account deposit
                                                       slip, and a signature
                                                       guarantee if the
                                                       ownership of the bank and
                                                       fund accounts is
                                                       different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 3:00 p.m. Pacific
                                                       time.
--------------------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 12 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 13 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The section "Statements and reports" on page 18 is replaced with the following:

STATEMENTS AND REPORTS You will receive monthly account statements that show all your account transactions during the month. You also will receive written notification after each transaction affecting your account (except for distributions, transactions made through automatic investment or withdrawal programs, and shares sold by check, which will be reported on your monthly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.



              Please keep this supplement for future reference.


o 111 SA-1

                          SUPPLEMENT DATED JUNE 1, 2000
           TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                               FRANKLIN MONEY FUND
                             DATED NOVEMBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I. The section "Illiquid investments" on page 4 is replaced with the following:

Notwithstanding this limitation, the fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

The fund's board of directors will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The fund's board of directors will consider appropriate action, consistent with the fund's goals and policies, if a security becomes illiquid after purchase.

II. The section "Systematic withdrawal plan" on page 12 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

III. The following paragraph is added to the section "General information" on page 13:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.



         Please keep this supplement for future reference.